SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS [Text Block]

5. SHORT-TERM INVESTMENTS

As at December 31, 2023 the Company had $5,000,000 (December 31, 2022 - $21,000,000) invested in Canadian dollar denominated guaranteed investment certificates ("GICs") plus total accrued interest of $64,904 (December 31, 2022 - $368,455). GICs are issued by Schedule 1 chartered banks in Canada.